Government Bonds and Other Assets - Additional Information (Detail) $ in Thousands		6 Months Ended		12 Months Ended
	Nov. 20, 2020 MXN ($)	Jun. 30, 2024 MXN ($) series	Jun. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($) series	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion		$ 1,430,247,150		$ 1,317,248,763
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		2,764,716	$ 4,547,770
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt		51,217,925		58,741,483	$ 128,786,611
Long-term debt, net of current portion		51,443,540		59,364,989	$ 95,597,610
Fair value of the transferred assets		52,166,173		62,731,992
Fair value of associated financial liabilities		51,738,210		49,317,793
Fair value of transferred financial assets and associated financial liabilities, net		427,963		13,414,199
Interest		$ 225,615		623,506
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount				$ 63,875,778
Number of series of development bonds | series				12
Government Bonds | Sixteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | series		9
Financial assets at amortised cost		$ 53,143,153
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 2,736,903	$ 3,985,217
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount	$ 95,597,610
Interest rate	8.56275%